Guarantee commitments to third parties and contingent liabilities	12 Months Ended
Dec. 31, 2025
Guarantee commitments to third parties and contingent liabilities
Guarantee commitments to third parties and contingent liabilities

26.   Guarantee commitments to third parties and contingent liabilities

Guarantee commitments to third parties

As of December 31, 2025 and 2024, the Company has provided for commitments to third parties amounting to $17,949 thousand and $15,013 thousand, respectively. The Company has estimated a remote likelihood for potential loss allowance and has not recorded an associated provision.

Contingent liabilities

In the ordinary course of its business, Ferroglobe is subject to lawsuits, investigations, claims and proceedings, including, but not limited to, contractual disputes and employment, environmental, health and safety matters. Although we cannot predict with certainty the ultimate resolution of lawsuits, investigations, claims and proceedings asserted against it, we do not believe any currently pending legal proceeding to which it is a party will have a material adverse effect on its business, prospects, financial condition, cash flows, results of operations or liquidity.

Stamp Tax litigation procedure

In February 2021, the Central Economic-Administrative Court ruled against the interest of Ferroglobe in a stamp duty litigation procedure initiated in 2015, where the taxpayer is Abanca. Ferroglobe agreed with Abanca that it continues the litigation at the judiciary level by filing an appeal before the Audiencia Nacional. In January 2023, Audiencia Nacional affirmed the stamp duty reassessment against Abanca but voided the proposed penalty of approximately €600 thousand ($705 thousand). Request for appeal for review of the stamp duty reassessment has been filed before the Spanish Supreme Court. Request for appeal for review was admitted by the Supreme Court on June 12, 2024. As a result of the continuation of this litigation process, with the appropriate granting of bank guarantee by the taxpayer (Abanca), the tax reassessment of approximately €1.4 million ($1.6 million) plus delayed interest is not due at this stage of the process.

Asbestos-related claims

Certain former employees of Ferroglobe France, SAS (formerly known as Pechiney Electrometallurgie, S.A and then known as FerroPem, SAS (“Ferroglobe France”)) may have been exposed to asbestos at its plants in France (Le Giffre which closed in 1993 and Marignac which closed in 2003) in the decades prior to Ferroglobe Group’s purchase of that business in December 2004. During the period in question, Ferroglobe France was wholly-owned by Pechiney Bâtiments, S.A., which had certain indemnification obligations to Ferroglobe pursuant to the 2004 Share Sale and Purchase Agreement under which Ferroglobe acquired Ferroglobe France. Judicial cases were also filed for alleged exposure to asbestos at the Anglefort and Pierrefitte plants, and in late 2024 the Company received information on pre-litigation cases relating to the alleged exposure to asbestos at the Laudun and Montricher plants. As of December 31, 2025, Ferroglobe France is involved in cases concerning 21 former employees. Most of these cases include assertions of “inexcusable negligence” (“faute inexcusable”) which, if upheld, may lead to material liability in the aggregate on the part of Ferroglobe France. Ferroglobe France’s inexcusable negligence has been recognized by the Courts in most cases given that it is deemed to have taken over all asbestos liabilities from Pechiney and Ferroglobe France has no record of Pechiney’s compliance with asbestos regulation during the years when asbestos was installed. While the potential liability to Ferroglobe France is in the aggregate material, the damages to be paid to the claimants has in many cases been successfully reduced. In some cases, experts are appointed by the Court to examine the employees’ medical condition for the purpose of assess the proper amount of damages. When relevant, the cases are litigated. Other employees may declare further asbestos-related injuries in the future, and may likewise assert inexcusable negligence. Litigation against, and material liability on the part of, Ferroglobe France will not necessarily arise in each case, and to date a majority of such declared injuries have been minor and have not led to significant liability on Ferroglobe France’s part. Whether liability for “inexcusable negligence” will be found is determined case-by-case, often over a period of years, depending on the evolution of the claimant’s asbestos-related condition, the possibility that the claimant was exposed while working for other employers and, where asserted, the claimant’s ability to prove inexcusable negligence on Ferroglobe France’s part. As of December 31, 2025 and 2024, the Company has recorded $568 thousand and $587 thousand, respectively, in Provisions in the statements of financial position.

Environmental matters

In July 2025, WVA entered into Consent Order with the West Virginia Department of Environmental Protection (the “WVDEP”) to resolve three Notices of Violation (“NOV”) that WVDEP issued to the Alloy, West Virginia, facility. The first NOV was issued on November 21, 2022 and alleged certain violations of the West Virginia Code §§ 22-5-3, the West Virginia Legislative Rule 7 and provisions of Title V Permit. The second NOV was issued on April 20, 2023 and also alleged violations of the West Virginia Code §§ 22-5-3, the West Virginia Legislative Rule 7 and provisions of Title V Permit. The third NOV was issued due to an alleged violation of the West Virginia Code §§ 22-5-3. Pursuant to the terms of the Consent Order, the Company is required to install additional pollution control equipment (including but not limited to a bag leak detection system) and a video camera system, as well as implement other control measures to reduce emissions from the facility. A civil penalty of $475 thousand was imposed and paid by the Company on August 21, 2025.